Operations in hydrocarbon consortiums - Additional information (Detail) $ in Thousands, $ in Millions								12 Months Ended
	Nov. 29, 2019	Dec. 21, 2018 USD ($)	Sep. 25, 2018	Aug. 22, 2018 USD ($)	Apr. 04, 2018	Jul. 11, 2016	Oct. 28, 2009	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 USD ($)
Statement [Line Items]
Royalties percentage								12.00%	12.00%
Contractual participation percentage								55.00%
Alianza Petrolera SA [Member]
Statement [Line Items]
Ownership percentage								54.14%
Vista Argentina [member] | Carry Petrolero [Member]
Statement [Line Items]
Ownership percentage								100.00%
Gas y Petrleo de Neuqun SA [Member] | Carry Petrolero [Member]
Statement [Line Items]
Ownership percentage								11.11%
Shell And Vista [Member]
Statement [Line Items]
Capital contribution				$ 10,000
Petrolera El Trbol SA [Member]
Statement [Line Items]
Ownership percentage								24.91%
Entre Lomas [Member]
Statement [Line Items]
Ownership percentage								100.00%
Concession term								10 years
Complementary contribution equivalent percentage								3.00%
Additional estimate cost to fulfil the commitment										$ 7,400,000
Entre Lomas [Member] | Rio Negro [Member]
Statement [Line Items]
Estimate cost to fulfil the commitment								$ 22,000
Additional estimate cost to fulfil the commitment								$ 5,300
Entre Lomas [Member] | Before Increment [Member]
Statement [Line Items]
Royalties percentage								18.00%	18.00%
Entre Lomas [Member] | Neuquen [Member]
Statement [Line Items]
Concession term								17 years
Agreed investment in future exploitation and exploration activities									$ 237
Entre Lomas [Member] | Neuquen [Member] | Bottom of range [member]
Statement [Line Items]
Royalties percentage								12.00%	12.00%
Entre Lomas [Member] | Neuquen [Member] | Top of range [member]
Statement [Line Items]
Royalties percentage								15.00%	15.00%
Bajada del Palo [Member]
Statement [Line Items]
Concession term		35 years
Royalties percentage		12.00%
Operating bonus payable		$ 1,168
Infrastructure bonus payable		2,796
Corporate Social Responsibility		3,935
Payment of stamp tax		$ 1,102
Additional estimate cost to fulfil the commitment										51,800
Agua Amarga [Member]
Statement [Line Items]
Concession term							25 years
Coirn Amargo Norte [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage								61.11%
Incremental participation percentage								6.11%
Coirn Amargo Norte [Member] | Gas y Petrleo de Neuqun SA [Member]
Statement [Line Items]
Ownership percentage								45.00%
Coirn Amargo Norte [Member] | OG Developments Ltd [Member]
Statement [Line Items]
Ownership percentage								10.00%
Coirn Amargo Norte [Member] | APCO Oil and Gas International Inc SucArg [Member]
Statement [Line Items]
Ownership percentage								45.00%
Acambuco [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage								1.50%
Acambuco [Member] | Pan American Energy LLC [Member]
Statement [Line Items]
Ownership percentage								52.00%
Acambuco [Member] | YPF SA [Member]
Statement [Line Items]
Ownership percentage								22.50%
Acambuco [Member] | WPX Energy [Member]
Statement [Line Items]
Ownership percentage								1.50%
Coirn Amargo Sur Oeste [Member]
Statement [Line Items]
Concession term			35 years
Coirn Amargo Sur Oeste [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage			10.00%	10.00%
Coirn Amargo Sur Oeste [Member] | Gas y Petrleo de Neuqun SA [Member]
Statement [Line Items]
Ownership percentage			10.00%
Coirn Amargo Sur Oeste [Member] | OG Developments Ltd [Member]
Statement [Line Items]
Ownership percentage			80.00%
Ownership percentage exchanged				35.00%
Aguila Mora [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage				90.00%
Ownership percentage exchanged				90.00%
Aguila Mora [Member] | Gas y Petrleo de Neuqun SA [Member]
Statement [Line Items]
Ownership percentage				10.00%
Concession term	35 years
Successive periods	10 years
Jagüel de ios machos [member] | Pampa Energia SA [Member]
Statement [Line Items]
Ownership percentage					100.00%
Concession term								25 years
Successive periods								10 years
Twenty Five de MayoMedanito SE [Member] | Pampa Energia SA [Member]
Statement [Line Items]
Ownership percentage					100.00%
Concession term								25 years
Successive periods								10 years
Sur Rio Deseado Este [Member] | Vista Argentina [member] | Alianza Petrolera SA [Member]
Statement [Line Items]
Ownership percentage								16.95%
Sur Rio Deseado Este [Member] | SECRA SA [Member] | Alianza Petrolera SA [Member]
Statement [Line Items]
Ownership percentage								4.00%
Cuenca del Sureste Basin BloqueCS01 [Member] | Mexico [Member]
Statement [Line Items]
Ownership percentage								50.00%
Cuenca del Sureste Basin BloqueA10 [Member] | Mexico [Member]
Statement [Line Items]
Ownership percentage								50.00%
Tampico Misantla [Member] | Mexico [Member]
Statement [Line Items]
Ownership percentage								50.00%
Coiron Amargo [Member] | Vista Argentina [member]
Statement [Line Items]
Ownership percentage						55.00%
Coiron Amargo [Member] | Madalena Energy Argentina SRL [Member]
Statement [Line Items]
Ownership percentage						35.00%
Coiron Amargo [Member] | Gas y Petrleo de Neuqun SA [Member]
Statement [Line Items]
Ownership percentage						10.00%
Twenty Five de MayoMedanito SE And Jagel de Males [Member]
Statement [Line Items]
Estimate cost to fulfil the commitment								$ 20,250
Aguila Mora One [Member]
Statement [Line Items]
Additional estimate cost to fulfil the commitment										$ 32,000